Deferred Revenue,current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 112	$ 45
Deferred Revenue	1,535	467
Deferred revenue, current	(1,264)	(103)
Deferred revenue, non-current	271	364
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	1,157
[DeferredRevenueFromLubricantsMember]
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	112	45	0
Deferred Revenue	$ 378	$ 467